Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,332,154.79

Principal:
Principal Collections	$21,553,417.71
Prepayments in Full	$13,079,046.55
Liquidation Proceeds	$659,228.24
Recoveries	$21,977.02
Sub Total	$35,313,669.52
Collections	$38,645,824.31

Purchase Amounts:
Purchase Amounts Related to Principal	$204,020.17
Purchase Amounts Related to Interest	$1,011.51
Sub Total	$205,031.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,850,855.99

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	14
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$38,850,855.99
Servicing Fee	$765,359.60	$765,359.60	$0.00	$0.00	$38,085,496.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,085,496.39
Interest - Class A-2 Notes	$55,993.03	$55,993.03	$0.00	$0.00	$38,029,503.36
Interest - Class A-3 Notes	$274,260.00	$274,260.00	$0.00	$0.00	$37,755,243.36
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$37,466,770.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,466,770.86
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$37,389,136.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$37,389,136.86
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$37,331,224.86
Third Priority Principal Payment	$5,419,771.00	$5,419,771.00	$0.00	$0.00	$31,911,453.86
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$31,840,089.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,840,089.86
Regular Principal Payment	$27,360,000.00	$27,360,000.00	$0.00	$0.00	$4,480,089.86
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,480,089.86
Residuel Released to Depositor	$0.00	$4,480,089.86	$0.00	$0.00	$0.00
Total		$38,850,855.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$5,419,771.00
Regular Principal Payment					$27,360,000.00
Total					$32,779,771.00
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,779,771.00	$94.25	$55,993.03	$0.16	$32,835,764.03	$94.41
Class A-3 Notes	$0.00	$0.00	$274,260.00	$0.70	$274,260.00	$0.70
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$32,779,771.00	$23.49	$825,635.53	$0.59	$33,605,406.53	$24.08

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$98,811,229.30	0.2841036	$66,031,458.30	0.1898547
Class A-3 Notes	$391,800,000.00	1.0000000	$391,800,000.00	1.0000000
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$842,791,229.30	0.6039436	$810,011,458.30	0.5804536

Pool Information
Weighted Average APR	4.241%	4.236%
Weighted Average Remaining Term	46.56	45.74
Number of Receivables Outstanding	47,273	45,934
Pool Balance	$918,431,525.28	$882,564,578.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$842,791,229.30	$810,011,458.30
Pool Factor	0.6163178	0.5922491

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$72,553,120.67
Targeted Overcollateralization Amount	$72,553,120.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,553,120.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	14

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		137	$371,327.94
(Recoveries)		50	$21,977.02
Net Losses for Current Collection Period			$349,350.92
Cumulative Net Losses Last Collection Period			$2,954,084.71
Cumulative Net Losses for all Collection Periods			$3,303,435.63

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.46%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.38%	577	$12,164,050.58
61-90 Days Delinquent	0.14%	59	$1,269,870.68
91-120 Days Delinquent	0.03%	10	$237,692.77
Over 120 Days Delinquent	0.07%	31	$651,258.82
Total Delinquent Receivables	1.62%	677	$14,322,872.85

Repossession Inventory:
Repossessed in the Current Collection Period		37	$745,570.21
Total Repossessed Inventory		42	$891,630.53

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2036%
Preceding Collection Period			0.3465%
Current Collection Period			0.4655%
Three Month Average			0.3386%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2024%
Preceding Collection Period			0.2052%
Current Collection Period			0.2177%
Three Month Average			0.2084%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer